Other receivables and other payables	12 Months Ended
Dec. 31, 2023
Other receivables and other payables [Abstract]
Other receivables and other payables	22. Other receivables and other payables

Significant accounting judgements and estimates
Expected future cash flows used to determine the carrying value of the other payables (namely the Rustenburg operation deferred payment, right of recovery payable, Marikana dividend obligation and contingent consideration), the right of recovery receivable and the fair value of hedge instruments are inherently uncertain and could materially change over time. The expected future cash flows are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Accounting policy
Financial instruments included in other receivables are categorised as financial assets measured at amortised cost and those included in other payables are categorised as other financial liabilities as applicable. These assets and liabilities are initially recognised at fair value.
Subsequent to initial recognition, financial instruments included in other receivables and other payables are measured at amortised cost, except where fair value through profit or loss measurement is appropriate (for example, contingent consideration and derivative financial instruments).
Reimbursements, such as rehabilitation reimbursements from other parties are not financial instruments, and are recognised as a separate asset where recovery is virtually certain. The amount recognised is limited to the amount of the relevant rehabilitation provision. If the party that will make the reimbursement cannot be identified, then the reimbursement is generally not virtually certain and cannot be recognised.
If the only uncertainty regarding the recovery relates to the amount of the recovery, the reimbursement amount often qualifies to be recognised as an asset.
Other receivables and payables that do not arise from contractual rights and obligations, such as receivables on rates and taxes, are recognised and measured at the amount expected to be received or paid.

22.1 Other receivables

Figures in million – SA rand	2023	2022	2021
Right of recovery receivable	—	275	319
Rates and taxes receivable	74	93	106
Pre-paid royalties	310	322	336
Palladium hedge derivative asset	—	50	286
Other	165	139	127
Total other receivables	549	879	1,174
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	549	879	1,174
Current portion of other receivables	(26)	(81)	(523)
Non-current portion of other receivables	523	798	651
22.2 Other payables

Figures in million – SA rand	2023	2022	2021
Deferred payment (Rustenburg operation acquisition)	—	3,518	6,920
Contingent consideration (SFA (Oxford) acquisition)	—	—	100
Contingent consideration (Kroondal acquisition)	1,570	—	—
Right of recovery payable	—	34	32
Deferred/contingent consideration (Pandora acquisition)	44	128	400
Marikana dividend obligation	1,626	2,129	1,539
Keliber dividend obligation	1,147	—	—
Gold and zinc hedge derivative liability	173	—	—
Other	862	582	373
Total other payables	5,422	6,391	9,364
Reconciliation of the non-current and current portion of the other receivables:
Other payables	5,422	6,391	9,364
Current portion of other payables	(2,015)	(3,891)	(4,765)
Non-current portion of other payables	3,407	2,500	4,599
Right of recovery receivable and payable
Based on the Kroondal PSA with AAP, Kroondal held a contractual right to recover 50% of the rehabilitation obligation relating to environmental rehabilitation resulting from PSA operations from RPM, where this rehabilitation relates to property owned by the Kroondal operation. Likewise RPM held a contractual right to recover 50% of the rehabilitation obligation relating to environmental rehabilitation resulting from PSA operations from Kroondal Operations, where the rehabilitation relates to property owned by RPM. On 1 November 2023, the Group (through SRPM) acquired RPM's 50% of the PSA (see note 16.2 and 19), which included RPM's respective right of recovery receivable and payable. As a result, the right of recovery receivable and payable eliminates on consolidation following the Kroondal acquisition.
Deferred payment (Rustenburg operation acquisition)
The purchase consideration in the Rustenburg operation transaction includes a deferred payment, calculated as being equal to 35% of the distributable free cash flow generated by the Rustenburg operation over a six year (1 January 2017 to 31 December 2022) period from inception (latest of the transaction closing or 1 January 2017), subject to a minimum payment of R3.0 billion. The deferred payment liability at 31 December 2022 was calculated based on the actual distributable free cash flow of the Rustenburg operation for the year ended 31
December 2022. For prior periods, the deferred payment liability was calculated using estimated cash flow models that used several key assumptions, including estimates of future sales volumes, PGM prices, operating costs and capital expenditure. The liability was settled on
30 March 2023.
The deferred payment movement for the year is as follows:

Figures in million – SA rand	Notes	2023	2022	2021
Balance at the beginning of the year		3,518	6,920	4,355
Interest charge	5.2	85	266	158
Payment of deferred payment		(3,607)	(4,441)	(2,246)
Loss on revised estimated cash flows	7	4	773	4,653
Balance at end of the year		—	3,518	6,920
Contingent consideration (Kroondal acquisition)
The Group (through SRPM) assumed full ownership of Kroondal on 1 November 2023 (effective date) by acquiring RPM's 50% in the
Kroondal PSA (see note 16.2). The Group agreed to pay RPM a contingent consideration based on a percentage of the cumulative pre-
tax cash flows of the Kroondal PSA until a total of 1,350,000 4E ounces (on a 100% basis) are delivered to RPM (agreed PSA ounces). At the effective date, approximately 204,517 4E ounces were still outstanding in terms of the Kroondal PSA and will continue to be delivered under the terms of the PoC arrangement. The percentage is determined based on a sliding scale/specific ranges of the PGM basket price included in the sale agreement. The Group will not make any payment to RPM if the cumulative pre-tax cash flows of the Kroondal PSA is negative. The Group also agreed to pay RPM an amount equal to 50% of the amount receivable from RPM at the end of the final measurement period in respect of the agreed PSA ounces (agreed PSA ounces receivable). The amount receivable relates to a Kroondal
PSA PGM concentrate sale agreement between Sibanye-Stillwater and RPM. RPM will withhold 50% of each payment of the agreed PSA ounces receivable until the payment is made in full. The Group determined the contingent consideration at the effective date as 50% of the agreed PSA ounces receivable.
The Kroondal contingent consideration movement for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		—	—	—
Contingent consideration on acquisition of subsidiary		1,433	—	—
Loss on revised estimated cash flows[1]	7	137	—	—
Balance at end of the year		1,570	—	—
1The total net loss is made up of the fair value movement recognised on the contingent consideration (see note 16.2) in respect of the delivery of the agreed PSA ounces
(gain of R33 million) and the agreed PSA ounces receivable (loss of R170 million)
Deferred/contingent consideration (Pandora acquisition)
The Lonmin group acquired the remaining 50% stake in Pandora Joint Venture in 2017. The purchase price included a deferred and contingent consideration element. The deferred payment element represents a minimum consideration of R400 million, which was settled through a cash payment based on 20% of the distributable free cash flows generated from the Pandora E3 operations on an annual basis for a period of 6 years, ending on 30 November 2023. The fair value of the deferred consideration at acquisition of Lonmin by the Group was determined using the present value of the future cash flows at a discount rate of 12.5%. The contingent consideration element is based on the extent to which 20% of the distributable free cash flows exceed R400 million. This element was valued at R44 million at 31 December
2023 (2022: R13 million, 2021: R124 million). The distributable free cash flow has been derived from forecast cash flow models. These models use several key assumptions, including estimates of future sales volumes, PGM prices, operating costs and capital expenditure.
The Pandora deferred consideration movement for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		128	400	308
Interest charge	5.2	3	18	54
Loss/(gain) on revised estimated cash flows		39	(112)	123
Payment made		(126)	(178)	(85)
Balance at end of the year[1]		44	128	400
1The outstanding balance at 31 December 2023 was settled in cash on 1 February 2024
Marikana dividend obligation
The Marikana dividend obligation relates to amounts payable to external shareholders through an intermediate company holding structure. The obligation is classified as a financial liability measured at amortised cost. At year end, the dividend obligation was measured applying the same assumptions as set out in note 6.5, except for the discount rates of 11.64% (EPL) and 11.71% (WPL), which remains consistent over the life of the obligation (see note 6.5 for additional detail regarding the Marikana B-BBEE transaction).
The following table summarises the changes in the Marikana dividend obligation:

Figures in million – SA rand	Notes	2023	2022	2021
Balance at the beginning of the year		2,129	1,539	—
Initial recognition of the Marikana dividend obligation	6.5	—	—	1,146
Interest — unwinding of amortised cost	5.2	236	165	87
(Gain)/loss on revised estimated cash flows[1]	7	(548)	650	468
Payments made		(191)	(225)	(162)
Balance at end of the year		1,626	2,129	1,539
1The gain on revised estimated cash flow in 2023 is primarily as a result of a decrease in the estimated future net cash flows over the life-of-mine
Keliber dividend obligation
During April 2023, Sibanye-Stillwater (through its wholly-owned subsidiary, Keliber Lithium Proprietary Limited) signed a revised shareholders'
agreement with the Finnish Minerals Group, which resulted in a contractual obligation to declare dividends amounting to 40% of the free cash flow of Keliber. A dividend obligation was recognised for the NCI of Keliber on the effective date of the agreement (25 April 2023) at
R792 million, with a corresponding reduction in NCI (see note 27.1 for other NCI changes). The Group's attributable portion of the dividend obligation eliminates on consolidation. The dividend obligation is a financial liability and was initially measured at fair value less any directly attributable costs, and subsequently measured at amortised cost.
At 31 December 2023 the following assumptions were applied in measuring the Keliber dividend obligation:

		2023	2022	2021
Average lithium hydroxide price	US$/t	22,933	—	—
Real discount rate	%	9.83	—	—
Inflation rate	%	2.0	—	—
Life-of-mine	years	24	0	0
The following table summarises the changes in the Keliber dividend obligation:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		—	—	—
Initial recognition of the Keliber dividend obligation		792	—	—
Loss on revised estimated cash flows[1]	7	287	—	—
Interest — unwinding of amortised cost		52	—	—
Foreign currency translation reserve		16	—	—
Balance at end of the year		1,147	—	—
1The loss on revised estimated cash flow is primarily as a result of an increase in the average lithium hydroxide price
Deferred/contingent payments made
The table below summarises the cash deferred/contingent payments made on the obligations set out above:

Figures in million – SA rand	2023	2022	2021
Deferred payment (Rustenburg operation)	(3,607)	(4,441)	(2,246)
Deferred/contingent consideration (Pandora acquisition)	(126)	(178)	(85)
Contingent consideration (SFA (Oxford) acquisition)	—	(111)	—
Total cash payments made	(3,733)	(4,730)	(2,331)
Payments in excess of the original fair value (operating cash flows)	(3,733)	(4,545)	(1,754)
Payments up to initial fair value (investing cash flows)	—	(185)	(577)
Fair value of other receivables and other payables
Due to the approaches applied in calculating the carrying values as described above, the fair values approximate the respective carrying values, except for the Marikana dividend obligation and the Keliber dividend obligation. At 31 December 2023, the fair values (level 3) of the Marikana dividend obligation and the Keliber dividend obligation amounted to R1,257 million and R1,434 million, respectively. The fair values at 31 December 2023 were calculated by applying a market-related discount rate to expected future cash flows available for dividends. At 31 December 2022 and 31 December 2021, the Marikana dividend obligation's carrying value approximated fair value (see note 36.1).
Market risk
The deferred payment relating to the Rustenburg operation (up to 31 December 2021), the deferred/contingent consideration relating to
Pandora, Kroondal contingent consideration and the Marikana dividend obligation are sensitive to changes in the 4E basket price. A one percentage point increase in the 4E basket price would have impacted profit/loss before tax by R70 million (2022: R52 million, 2021:
R101 million). The Keliber dividend obligation is sensitive to changes in the lithium hydroxide price. A one percentage point increase in the lithium hydroxide price would have impacted profit/loss before tax by R27 million.
Credit risk
The carrying value of the other receivables represents the maximum credit risk exposure of the Group in relation to these receivables. The
Group has reduced its exposure to credit risk by dealing with a limited number of approved counterparties (see note 36.2).